Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment.  A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	June 30, 2012	December 31, 2011
Vehicles	5 years	$300,370	$300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,342	191,206
MFG equipment	10 years	4,026,120	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,652,065	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,174,699	7,900,649
Accumulated depreciation		(4,764,832)	(4,558,202)
Net		$3,409,867	$3,342,447

NOTE 4 – Property and Equipment

A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	December 31, 2011	December 31, 2010

Vehicles	5 years	300,370	271,607
Furniture and Fixtures	10 years	60,936	66,195
Computers	5 years	191,206	142,978
MFG equipment	10 years	3,967,302	3,938,440
Lab Equipment	10 years	821,639	413,198
Building improvements	19 years	1,608,055	1,545,758
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		7,900,649	7,329,317
Accumulated depreciation		(4,558,202)	(4,067,184)
Net		3,342,447	3,262,133